Convertible Note - Schedule of Convertible Note Accounted as Amortized Cost (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Convertible Note Accounted as Amortized Cost [Abstract]
Convertible Note Principal	$ 3,165,000
OID	(150,000)
legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,223,100)
Total	$ 776,900